Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
Amortization of Debt Discount (Premium)	$ 14,878	$ 112,987	$ 27,493	$ 213,361
Earnings Per Share, Basic	$ 0.01	$ 0.17	$ 0.01	$ (0.20)
Earnings Per Share, Diluted	$ 0.01	$ 0.17	$ 0.01	$ (0.20)
Weighted Average Number of Shares Outstanding, Basic	292,900,441	8,700,950	301,040,848	7,447,032
Weighted Average Number of Shares Outstanding, Diluted	292,900,441	8,700,950	301,040,848	7,447,032